Basis of Presentation (Details)	Dec. 31, 2016	Dec. 31, 2015
Sinovac Hong Kong
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%
Sinovac Beijing
Noncontrolling Interest, Ownership Percentage by Parent	73.09%	73.09%
Tangshan Yian
Noncontrolling Interest, Ownership Percentage by Parent	0.00%	100.00%
Sinovac R&D
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%
Sinovac Dalian
Noncontrolling Interest, Ownership Percentage by Parent	67.86%	55.00%
Sinovac Bitomed Co., Ltd.
Noncontrolling Interest, Ownership Percentage by Parent	100.00%	100.00%